Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes [Line Items]
Components of Income Tax Expense
DPL’s components of income tax expense for both continuing and discontinued operations were as follows:

	Years ended December 31,
$ in millions	2020	2019	2018
Components of tax expense / (benefit)
Federal - current	$(45.1)	$(22.0)	$40.0
State and Local - current	(0.1)	0.6	0.4
Total current	(45.2)	(21.4)	40.4

Federal - deferred	38.7	14.1	(9.6)
State and local - deferred	1.1	1.1	(0.1)
Total deferred	39.8	15.2	(9.7)
Tax expense / (benefit)	$(5.4)	$(6.2)	$30.7

Schedule of Effective Income Tax Rate Reconciliation
The following table summarizes a reconciliation of the U.S. statutory federal income tax rate to DPL's effective tax rate, as a percentage of total income before taxes for the years ended December 31, 2020, 2019 and 2018:

	Years ended December 31,
	2020	2019	2018
Statutory Federal tax rate	21.0%	21.0%	21.0%
State taxes, net of Federal tax benefit	(13.1)%	1.4%	0.1%
AFUDC - equity	(23.6)%	(0.1)%	(0.1)%
Depreciation of flow-through differences	94.8%	(28.2)%	(4.6)%
Amortization of investment tax credits	4.1%	(0.3)%	(0.3)%
Deferred tax adjustments	—%	—%	15.5%
Permanent differences	—%	—%	0.1%
Other, net	1.2%	(0.1)%	(1.2)%
Effective tax rate	84.4%	(6.3)%	30.5%

Components of Deferred Tax Assets and Liabilities
The components of our deferred taxes are as follows:

	December 31,
$ in millions	2020	2019
Net non-current assets / (liabilities)
Depreciation / property basis	$(160.5)	$(118.3)
Income taxes recoverable	14.4	17.1
Regulatory assets	(21.0)	(24.8)
Investment tax credit	0.6	0.6
Compensation and employee benefits	(1.7)	2.2
Intangibles	(0.4)	(0.4)
Long-term debt	(1.3)	(2.1)
Other (a)	(7.3)	(8.0)
Net non-current liabilities	$(177.2)	$(133.7)

(a)    The Other caption includes deferred tax assets of $39.0 million in 2020 and $29.0 million in 2019 related to state and local tax net operating loss carryforwards, with related valuation allowances of $39.0 million in 2020 and $29.0 million in 2019. These net operating loss carryforwards expire from 2020 to 2037.

Schedule of Tax Expense Benefit That Were Credited To Accumulated Other Comprehensive Loss (Text Block)
The following table presents the tax expense / (benefit) related to pensions, postemployment benefits, cash flow hedges and financial instruments that were credited to Accumulated other comprehensive loss.

	Years ended December 31,
$ in millions	2020	2019	2018
Tax expense / (benefit)	$(2.6)	$(0.5)	$0.2